Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for regularly conducting data protection impact assessments on information systems, monitoring the information about the security vulnerabilities of our systems, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing data security emergency response plans and adopting remedial measures, and informing the Security and Privacy Committee and our board of directors of material cybersecurity threats and incidents. We also engage third-party security experts for risk assessment and system enhancements. In addition, we provide data security training to our employees regularly.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for regularly conducting data protection impact assessments on information systems, monitoring the information about the security vulnerabilities of our systems, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing data security emergency response plans and adopting remedial measures, and informing the Security and Privacy Committee and our board of directors of material cybersecurity threats and incidents. We also engage third-party security experts for risk assessment and system enhancements. In addition, we provide data security training to our employees regularly.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the Security and Privacy Committee, which is chaired by the Chief Technology Officer and comprises several key management members. The Security and Privacy Committee is responsible for monitoring the implementation of our risk management policies across our company, ensuring that our company has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The Security and Privacy Committee is also responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of the Security and Privacy Committee, which receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our Chief Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers with years of experience. The Security and Privacy Committee regularly updates the board of directors on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports annually that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Security and Privacy Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity programs are under the direction of the Security and Privacy Committee, which receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our Chief Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers with years of experience.
Cybersecurity Risk Role of Management [Text Block]	The Security and Privacy Committee is responsible for monitoring the implementation of our risk management policies across our company, ensuring that our company has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The Security and Privacy Committee is also responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of the Security and Privacy Committee, which receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our Chief Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers with years of experience. The Security and Privacy Committee regularly updates the board of directors on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports annually that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Technology Officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Chief Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers with years of experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Security and Privacy Committee regularly updates the board of directors on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports annually that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true